COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

NOTE 19: COMMITMENTS AND CONTINGENCIES

Failed Sale-Leaseback Agreement

In January 2022, the Company entered into a sale-leaseback for its St. Paul, Minnesota facility and certain racking and lighting equipment whereby the Company sold and leased back the facility and equipment from an unrelated third party. This sale-leaseback was entered into primarily as a mechanism to provide operational liquidity and supporting working capital needs. The lease arrangement did not meet the criteria for sale-leaseback accounting under ASC 842, Leases, as the leaseback of both the facility and the equipment would have been classified as a finance lease upon leaseback. Therefore, the Company still maintains economic control over the facility and equipment. As of June 30, 2022, the Company has capitalized the total fair value of the facility and the equipment of approximately $7,427 thousand within “Property, plant, and equipment, net” and accounts for the cash proceeds received as a secured financing obligation. As of June 30, 2022, $7,144 thousand related to the financing obligation was classified as a long-term, while $283 thousand is classified as short-term on the unaudited condensed consolidated balance sheet.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Future minimum payments of the financing obligation as of June 30, 2022 are as follows:

In thousands
Remainder of 2022	$283
2023	621
2024	640
2025	656
2026	673
Thereafter	11,858
Total undiscounted financing obligation	14,731
Less: Imputed interest	(7,304)
Present value of total financing obligation	$7,427

Agrico Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans will have registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities under the Securities Act. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. Notwithstanding the foregoing, the underwriter may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement for the initial public offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 1,875,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On July 12, 2021, the underwriter fully exercised its over-allotment option.

The underwriters are entitled to a deferred underwriting fee of 3.5% of the gross proceeds of the Public Offering, or $5,031,250 in the aggregate. The deferred fee will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Sponsor Support Agreement

In connection with their entry into the Business Combination Agreement, Agrico and Kalera entered into the Sponsor Support Agreement with DJCAAC LLC, a Delaware limited liability company (the “Sponsor”), pursuant to which the Sponsor agreed (i) to vote the Agrico ordinary shares held by them in favor of the approval and adoption of the Business Combination Agreement and approval of the business combination proposal and the Business Combination, (ii) to not transfer, during the period commencing on the date of the Sponsor Support Agreement and ending on the earlier of (a) the First Closing and (b) the liquidation of Agrico, any Agrico ordinary shares owned by the Sponsor, (iii) to not transfer any Lock-up Shares until the end of the Lock-up Period (each as defined therein), and (iv) to transfer to Agrico, surrender and forfeit a certain amount of Agrico’s Class B ordinary shares in the event that the amount of Agrico ordinary shares redeemed pursuant to the Redemption meet the threshold specified therein.

Company Holders Support Agreements

In connection with their entry into the Business Combination Agreement, Agrico and Kalera entered into the Kalera Holders Support Agreement with certain shareholders of Kalera, whose names appear on the signature pages thereto (such shareholders, the “Major Shareholders”, and such agreement, the “Kalera Holders Support and Lock Up Agreement”), pursuant to which each Major Shareholder agreed (i) to vote all of such Major Shareholder’s Covered Shares (as defined therein) held by them in favor of the approval and adoption of the Business Combination Agreement and the Business Combination, (ii) to not transfer, prior to the date of the Second Closing, any of such Major Shareholder’s Covered Shares, and (iii) to not transfer any Lock-up Shares until the end of the Lock-up Period (each as defined therein).

In connection with their entry into the Business Combination Agreement, Agrico and Kalera entered into the Kalera Holders Support Agreement with certain shareholders of Kalera, whose names appear on the signature pages thereto (such shareholders, the “Non-Major Shareholders”, and such agreement, the “Kalera Holders Support Agreement”), pursuant to which each Kalera Shareholder agreed (i) to vote all of such Kalera Shareholder’s Covered Shares (as defined therein) held by them in favor of the approval and adoption of the Business Combination Agreement and the Business Combination and (ii) to not transfer, prior to the date of the Second Closing, any of such Kalera Shareholder’s Covered Shares.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans will have registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities under the Securities Act. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. Notwithstanding the foregoing, the underwriter may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement for the initial public offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 1,875,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On July 12, 2021, the underwriter fully exercised its over-allotment option.

The underwriters are entitled to a deferred underwriting fee of 3.5% of the gross proceeds of the Public Offering, or $5,031,250 in the aggregate. The deferred fee will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.